UNAUDITED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Ending balance, value at Mar. 31, 2021	$ 754,280		$ (14,023)	$ (1,499,376)	$ (759,119)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Shares issued for C2 Wellness acquisition					600,000
Ending balance, value at Mar. 31, 2021	$ 754,280		(14,023)	(1,499,376)	(759,119)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Beginning balance, value at Jan. 06, 2021	$ 136		0	0	136
Shares, Issued, Beginning Balance at Jan. 06, 2021	100
Related party interest forgiven		1,544			1,544
Recapitalization on reverse merger	$ 754,144	(1,544)		(1,156,343)	(403,743)
Stock Issued During Period, Shares, Other	754,279,900
Change in foreign currency			(14,023)		(14,023)
Net loss				(343,033)	(343,033)
Ending balance, value at Mar. 31, 2021	$ 754,280		(14,023)	(1,499,376)	(759,119)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Change in foreign currency			10,319		10,319
Net loss				(3,213,315)	(3,213,315)
Shares issued for cash	$ 520	266,201			266,721
Stock Issued During Period, Shares, New Issues	520,000
Shares issued for C2 Wellness acquisition	$ 24,000	11,976,000			12,000,000
Stock Issued During Period, Shares, Acquisitions	24,000,000
Shares issued for services related to S-1 Registration	$ 7,500	2,391,750			$ 2,399,250
Stock Issued During Period, Shares, Issued for Services	7,500,000				7,500,000
Ending balance, value at Dec. 31, 2021	$ 786,300	$ 14,633,951	$ (3,704)	$ (4,712,691)	$ 10,703,856
Shares, Issued, Ending Balance at Dec. 31, 2021	786,300,000